UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2011

Date of reporting period:  May 31, 2011

Item 1. Schedule of Investments.

Geneva Advisors All Cap Growth Fund
Schedule of Investments
May 31, 2011 (Unaudited)

		Shares	Value
COMMON STOCKS - 97.42%
Aerospace Product and Parts Manufacturing - 1.76%
HEICO Corp.		43,669	2,400,921
Agriculture, Construction, and Mining Machinery Manufacturing - 1.44%
FMC Technologies, Inc. (a)		44,009	1,964,122
Basic Chemical Manufacturing - 1.62%
Rockwood Holdings, Inc. (a)		41,908	2,203,942
Computer and Peripheral Equipment Manufacturing - 6.59%
Apple, Inc. (a)		21,510	7,481,823
NetApp, Inc. (a)		27,432	1,502,451
			8,984,274
Computer Systems Design and Related Services - 11.06%
Cognizant Technology Solutions Corp. (a)		23,710	1,802,908
F5 Networks, Inc. (a)		15,337	1,741,977
priceline.com, Inc. (a)		8,716	4,490,396
Quality Systems, Inc.		36,368	3,130,558
VMware, Inc. (a)		40,179	3,910,220
			15,076,059
Electronic Shopping & Mail-Order Houses - 2.86%
MercadoLibre, Inc.		44,158	3,891,203
Electronic Shopping and Mail-Order Houses - 5.34%
Amazon.com, Inc. (a)		24,916	4,900,728
Sotheby's		55,895	2,378,891
			7,279,619
Foundries - 0.92%
Precision Castparts Corp.		7,983	1,254,129
Full-Service Restaurants - 4.17%
Chipotle Mexican Grill, Inc. (a)		19,652	5,680,804
Gambling Industries - 1.69%
Las Vegas Sands Corp. (a)		55,434	2,302,728
Health and Personal Care Stores - 1.63%
Ulta Salon Cosmetcs & Fragrance, Inc. (a)		39,600	2,216,808
Management, Scientific, and Technical Consulting Services - 3.61%
Accretive Health, Inc. (a)		51,094	1,243,628
Salesforce.com, Inc. (a)		24,106	3,670,379
			4,914,007
Medical Equipment and Supplies Manufacturing - 7.69%
Edwards Lifesciences Corp. (a)		31,726	2,815,048
Intuitive Surgical, Inc. (a)		10,260	3,580,740
Rockwell Automation, Inc.		49,164	4,086,020
			10,481,808
Metal Ore Mining - 2.42%
Freeport-McMoRan Copper & Gold Inc.		63,914	3,300,519
Motion Picture and Video Industries - 1.26%
Netflix, Inc. (a)		6,352	1,720,122
Offices of Real Estate Agents and Brokers - 2.58%
Jones Lang LaSalle, Inc.		36,143	3,511,293
Oil and Gas Extraction - 4.90%
Continental Resources, Inc. (a)		50,835	3,366,294
Oasis Petroleum, Inc. (a)		65,793	1,990,238
Southwestern Energy Co. (a)		30,224	1,322,904
			6,679,436
Other Chemical Product and Preparation Manufacturing - 2.41%
Carbo Ceramics, Inc.		21,858	3,284,601
Other Fabricated Metal Product Manufacturing - 2.64%
Be Aerospace, Inc. (a)		96,031	3,593,480
Other Food Manufacturing - 5.31%
Green Mountain Coffee Roasters, Inc. (a)		87,740	7,227,144
Other Information Services - 4.26%
Baidu, Inc. - ADR (a)(b)		42,761	5,803,095
Pesticide, Fertilizer, and Other Agricultural Chemical Manufacturing - 2.63%
Mosaic Co.		50,582	3,583,735
Professional and Commercial Equipment and Supplies Merchant Wholesalers - 0.72%
MWI Veterinary Supply, Inc. (a)		11,629	980,325
Securities and Commodity Contracts Intermediation and Brokerage - 2.61%
T Rowe Price Group, Inc.		56,242	3,560,119
Semiconductor and Other Electronic Component Manufacturing - 1.64%
IPG Photonics Corp. (a)		29,685	2,230,828
Software Publishers - 6.40%
Informatica Corp. (a)		23,415	1,373,524
Rovi Corp. (a)		45,233	2,621,705
SXC Health Solutions Corp. (a)(b)		80,228	4,728,638
			8,723,867
Sound Recording Industries - 2.17%
Sina Corp. (a)(b)		24,909	2,958,940
Travel Arrangement and Reservation Services - 1.89%
OpenTable, Inc. (a)		29,121	2,572,258
Waste Treatment and Disposal - 3.20%
Stericycle, Inc. (a)		48,923	4,358,550
TOTAL COMMON STOCKS (Cost $104,261,507)			132,738,736

		Principal
		Amount	Value
SHORT-TERM INVESTMENTS - 3.36%
Money Market Fund - 3.36%
Fidelity Institutional Money Market Portfolio		4,572,190	4,572,190
TOTAL SHORT-TERM INVESTMENTS (Cost $4,572,190)			4,572,190

Total Investments (Cost $108,833,697) - 100.78%			137,310,926
Liabilities in Excess of Other Assets - (0.78)%			(1,061,125)
TOTAL NET ASSETS - 100.00%			$136,249,801

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign Issued Security

The cost basis of investments for federal income tax purposes at May 31, 2011 was as follows*:

Cost of investments	$108,833,697
Gross unrealized appreciation	29,367,995
Gross unrealized depreciation	(890,766)
Net unrealized depreciation	$28,477,229

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at May 31, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stock*	$132,738,736	$-	$-	$132,738,736
Total Equity	132,738,736	-	-	132,738,736

Short-Term Investments	4,572,190	-	-	4,572,190

Total Investments in Securities	$137,310,926	$-	$-	$137,310,926

There were no transfers into and out of Level 1 and 2 during the period ended May 31, 2011.
* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2011.

Geneva Advisors Equity Income Fund
Schedule of Investments
May 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 77.64%
Aerospace Product and Parts Manufacturing - 2.97%
United Technologies Corp.	13,523	$1,186,914
Computer Systems Design and Related Services - 1.51%
Computer Programs & Sys, Inc.	9,585	601,459
Electric Power Generation, Transmission and Distribution - 6.28%
CPFL Energia SA - ADR (b)	14,676	1,287,525
ITC Holdings Corp.	16,909	1,222,352
		2,509,877
Household Appliance Manufacturing - 2.12%
National Presto Industries, Inc.	8,096	848,866
Limited-Service Eating Places - 3.32%
McDonald's Corp.	16,278	1,327,308
Local Messengers and Local Delivery - 2.79%
United Parcel Service, Inc.	15,173	1,115,064
Metal Ore Mining - 2.91%
BHP Billiton Ltd. - ADR (b)	12,178	1,162,025
Oil and Gas Extraction - 11.96%
Baytex Energy Corp. (b)	31,481	1,817,083
Enterprise Products Partners LP	57,160	2,380,142
Penn West Petroleum Ltd. (b)	22,293	577,835
		4,775,060
Other Electrical Equipment and Component Manufacturing - 3.99%
Emerson Electric Co.	29,235	1,594,769
Other Financial Investment Activities - 1.85%
Blackstone Group L P	42,789	737,682
Other General Purpose Machinery Manufacturing - 2.23%
Graco, Inc.	17,614	890,564
Other Pipeline Transportation - 5.70%
Plains All American Pipeline LP	36,586	2,277,113
Petroleum and Coal Products Manufacturing - 4.15%
Chevron Corp.	15,783	1,655,795
Pipeline Transportation of Crude Oil - 5.62%
Magellan Midstream Partners LP	38,003	2,244,457
Pipeline Transportation of Natural Gas - 5.06%
Buckeye Partners LP	19,302	1,224,712
Williams Partners LP	15,086	798,351
		2,023,063
Securities and Commodity Contracts Intermediation and Brokerage - 3.43%
T Rowe Price Group, Inc.	21,624	1,368,799
Semiconductor and Other Electronic Component Manufacturing - 3.92%
Microchip Technology, Inc.	39,600	1,565,388
Support Activities for Mining - 3.76%
Seadrill Limited (b)	41,680	1,500,063
Tobacco Manufacturing - 4.07%
Philip Morris International, Inc.	22,635	1,624,061
TOTAL COMMON STOCKS (Cost $27,510,098)		31,008,327

REAL ESTATE INVESTMENT TRUSTS - 20.66%
Annaly Capital Management, Inc.	32,308	585,744
Digital Realty Trust, Inc.	25,861	1,612,951
HCP, Inc.	37,782	1,433,449
Simon Property Group, Inc.	17,659	2,084,821
Taubman Centers, Inc.	14,403	872,390
Vornado Realty Trust	16,888	1,661,441
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,194,092)		8,250,796
	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 1.91%
Short-Term Investmentss - 1.91%
Fidelity Institutional Money Market Portfolio	$761,242	761,242
TOTAL SHORT TERM INVESTMENTS (Cost $761,242)		761,242
Total Investments (Cost $35,465,432) - 100.21%		40,020,365
Liabilities in Excess of Other Assets - (0.21)%		(83,666)
TOTAL NET ASSETS - 100.00%		$39,936,699

Footnotes
Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(b)	Foreign Issued Security

	The cost basis of investments for federal income tax purposes at May 31, 2011
	was as follows*:

	Cost of investments	$35,465,432
	Gross unrealized appreciation	4,771,925
	Gross unrealized depreciation	(216,992)
	Net unrealized appreciation	$4,554,933

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	Tax adjustments will be made as part of the Fund's first annual report, which will be dated August
	31, 2011.

Summary of Fair Value Exposure at May 31, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stock*	$31,008,327	$-	$-	$31,008,327
Real Estate Investment Trust	8,250,796	-	-	8,250,796
Total Equity	$39,259,123	$-	$-	$39,259,123

Short-Term Investments	761,242	-	-	761,242

Total Investments in Securities	$40,020,365	$-	$-	$40,020,365

There were no transfers into and out of Level 1 and 2 during the period ended May 31, 2011.
* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2011.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By       /s/ Joseph Neuberger
  Joseph Neuberger, President

Date   July 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ Joseph Neuberger
  Joseph Neuberger, President

Date   July 27, 2011

By       /s/ John Buckel
 John Buckel, Treasurer

Date   July 26, 2011